SEGMENT GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS (Details Textual) - Sales Revenue, Net [Member]	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Concentration Risk, Percentage	11.00%
Customer Concentration Risk [Member]
Segment Reporting Information [Line Items]
Concentration Risk, Percentage		10.00%	13.00%